Property and equipment, net	6 Months Ended
Sep. 30, 2021
Property and equipment, net
Property and equipment, net

9.Property and equipment, net

Property and equipment consisted of the following:

	As of
	September 30, 2021	March 31, 2021
Server hardware	$21,240,348	$22,242,229
Vehicles	118,573	117,023
	21,358,921	22,359,252
Less: accumulated depreciation	(8,896,823)	(8,633,295)
Property and equipment, net	$12,462,098	$13,725,957

During the six month periods ended September 30, 2021 and 2020, the Group had no impaired or pledged property and equipment.

Additions to property and equipment for the six month periods ended September 30, 2021 and 2020 were $653,189 and $3,988,249, respectively. Disposals of property and equipment for the six months ended September 30, 2021 and 2020 were $58,797 and nil. The difference of the amounts of additions and disposals to property and equipment in reference to the table above was due to the foreign exchange translation.

Depreciation expenses were $2,051,081 and $ 1,657,961 for the six month periods ended September 30, 2021 and 2020, respectively.